Retirement Plans, Postretirement and Postemployment Benefits - Net Periodic Benefit Credit or Cost Not Yet Recognized (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit) - Gross	$ 14	$ 115
Actuarial (gain) loss - Gross	233,688	217,240
Transition asset - Gross	(5)	(6)
Total - Gross	233,697	217,349
Prior service cost (credit) - Net of tax	9	71
Actuarial (gain) loss - Net of tax	146,588	134,066
Transition asset - Net of tax	(3)	(4)
Total - Net of tax	146,594	134,133
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit) - Gross	(3,747)	(6,314)
Actuarial (gain) loss - Gross	(4,238)	(2,256)
Total - Gross	(7,985)	(8,570)
Prior service cost (credit) - Net of tax	(2,388)	(3,899)
Actuarial (gain) loss - Net of tax	(2,701)	(1,393)
Total - Net of tax	$ (5,089)	$ (5,292)